BUSINESS COMBINATION (Q1) (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 22, 2020 shares	Jul. 15, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($)	Jul. 14, 2020 USD ($)
Business Acquisition [Line Items]
Payments to acquire business | $			$ 4,454	$ 0	$ 2,799	$ 56,620
Repayments of debt | $			$ 1,865	$ 1,037	$ 5,641	2,775
Unit redemption rights ratio			1		1
Voting ownership in the company					55.20%
Deferred tax asset | $					$ 11,924
Tax receivable agreement liability, noncurrent | $			$ 15,760		15,760	0
Additional paid-in capital | $			$ (37,261)		$ (48,027)	$ 0	$ (50,271)
Common stock outstanding (in shares)					0
Warrants outstanding (in shares)					13,999,998
Blocker Corp
Business Acquisition [Line Items]
Payments to acquire business | $		$ 57,300
Cash acquired from acquisition | $		$ 30,000
Unit redemption rights ratio		1
Leo
Business Acquisition [Line Items]
Warrants issued (in shares)		2,000,000.0
Class A Common Stock
Business Acquisition [Line Items]
Voting ownership in the company		56.40%			55.50%
Economic ownership in company			100.00%		100.00%
Common stock outstanding (in shares)			33,687,000		32,392,576	0
Class A Common Stock | Blocker Corp
Business Acquisition [Line Items]
Warrants issued (in shares)		2,000,000.0
Class A Common Stock | Leo | IPO
Business Acquisition [Line Items]
Warrants issued (in shares)		10,000,000.0
Class B Common Stock
Business Acquisition [Line Items]
Voting ownership in the company		43.60%			44.50%
Economic ownership in company			0.00%		0.00%
Common stock outstanding (in shares)			25,999,000		25,999,464	0
Class B Common Stock | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares)		25,857,070
Class C common stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)			0		0	0
Class C common stock | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares)		17,937,954
Blocker Corp
Business Acquisition [Line Items]
Deferred tax asset | $					$ 20,100			$ 20,100
Additional paid-in capital | $					4,000			$ 4,000
Acquisition costs | $					$ 2,400
Line of Credit | DMSH
Business Acquisition [Line Items]
Repayments of debt | $		$ 10,000
PIPE Investors | Class A Common Stock
Business Acquisition [Line Items]
Common stock, subscribed (in shares)		10,424,282
Sale of stock consideration received | $		$ 100,000
Blocker Corp
Business Acquisition [Line Items]
Other ownership interests, units outstanding (in shares)		32,293,793
Blocker Corp | Class A Common Stock
Business Acquisition [Line Items]
Shares issued (in shares)	98,783
Prism and Clairvest Direct Seller | DMS
Business Acquisition [Line Items]
Voting ownership in the company		44.00%
Prism and Clairvest Direct Seller | DMSH
Business Acquisition [Line Items]
Economic ownership in company		44.00%
Prism and Clairvest Direct Seller | DMSH
Business Acquisition [Line Items]
Shares issued (in shares)	142,394
Prism and Clairvest Direct Seller | Class B Common Stock
Business Acquisition [Line Items]
Shares issued (in shares)	142,394
Other ownership interests, units outstanding (in shares)		25,857,070